Borrowings - Credit Facilities (Details Narrative)																		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 25, 2025 USD ($)	Jun. 23, 2025 USD ($)	Jun. 19, 2025 USD ($) Capacity	Jun. 18, 2025 USD ($) Capacity	Jun. 17, 2025 USD ($)	Jun. 10, 2025 USD ($)	Mar. 18, 2025 USD ($) Capacity	Dec. 04, 2024 USD ($)	Nov. 14, 2024 USD ($)	Sep. 20, 2024 USD ($)	Sep. 19, 2024 USD ($)	Apr. 29, 2024 USD ($)	Jun. 28, 2023 USD ($)	Jun. 21, 2023 USD ($)	Jun. 12, 2023 USD ($)	Apr. 25, 2023 USD ($) Capacity	May 09, 2022 USD ($)	Oct. 31, 2024 USD ($) Capacity	Jan. 31, 2023 USD ($)	Mar. 31, 2025 Capacity	Jun. 30, 2025 USD ($) Capacity	Jun. 30, 2024 Capacity	Dec. 31, 2024 USD ($) Capacity	Jun. 24, 2025 USD ($)
Debt Instrument [Line Items]
Vessel capacity in DWT | Capacity																					7,700	5,300
Amount drawn down																					$ 1,164,836,000		$ 1,096,178,000
Vessel year built																					2025	2024
2006-built Panamax [Member]
Debt Instrument [Line Items]
Vessel capacity in DWT | Capacity																				76,596
Vessel year built																				2006
Vessel type																				Panamax
Total Borrowings [Member]
Debt Instrument [Line Items]
Long-Term Debt																					$ 2,226,991,000
NBG $100,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date	Jun. 25, 2025
Amount drawn down	$ 40,000,000
Long-term debt, description	to refinance the existing indebtedness of 13 of its vessels and for working capital purposes.
Amount drawn down																					40,000,000
Line of Credit Facility, Remaining Borrowing Capacity																					$ 60,000,000
Debt instrument, description of variable rate basis																					SOFR
Debt instrument, basis spread on variable rate																					170.00%
Line of credit facility, maximum borrowing capacity	$ 100,000,000
NBG $130,000 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date											Sep. 19, 2024
Long-term debt, description											to refinance the existing indebtedness of six of its vessels (tranche A) and to finance part of the acquisition cost of one Aframax/ LR2 newbuilding tanker vessel (tranche B).
Amount drawn down																					$ 116,185,000
Debt instrument, description of variable rate basis																					SOFR
Line of credit facility, maximum borrowing capacity											$ 130,000,000
NBG $130,000 million Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down										$ 81,218,000
Debt instrument, basis spread on variable rate																					175.00%
NBG $130,000 million Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Amount drawn down				$ 45,000,000
Vessel capacity in DWT | Capacity				115,812
Debt instrument, basis spread on variable rate																					150.00%
BNP Paribas [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date			Jun. 19, 2025											Jun. 21, 2023	Jun. 12, 2023
Vessel capacity in TEU | Capacity			7,900
Vessel capacity in DWT | Capacity			115,000															76,596
Amount drawn down	$ 49,893,000	$ 20,577,000
Prepayments of debt									$ 7,679,000			$ 3,990,000						$ 3,108,000
Debt instrument, description of variable rate basis																					SOFR
Line of credit facility, maximum borrowing capacity			$ 227,070,000											$ 107,600,000	$ 40,000,000
BNP Paribas [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Amount drawn down		$ 62,500,000
Amount drawn down																					$ 62,500,000
Debt instrument, basis spread on variable rate																					175.00%
BNP Paribas [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																					150.00%
BNP Paribas [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																					150.00%
CACIB $62,500 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date					Jun. 17, 2025
Amount drawn down																					$ 62,500,000
Debt instrument, description of variable rate basis																					SOFR
Debt instrument, basis spread on variable rate																					175.00%
Line of credit facility, maximum borrowing capacity					$ 62,500,000
CACIB $62,400 million Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date													Jun. 28, 2023
Vessel capacity in DWT | Capacity																							82,790
Amount drawn down																								$ 22,113,000
Prepayments of debt						$ 17,650,000																	$ 3,818,000
Line of credit facility, maximum borrowing capacity													$ 62,400,000
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date							Mar. 18, 2025
Vessel capacity in TEU | Capacity							7,900
Credit facility is scheduled to mature																					12 years
Long-term debt, description							to finance part of the acquisition cost of two newbuilding 7,900 TEU containerships
Debt instrument, description of variable rate basis																					Compounded SOFR
Debt instrument, basis spread on variable rate																					124.00%
Line of credit facility, maximum borrowing capacity							$ 151,502,000
KFW IPEX-BANK GMBH [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																Apr. 25, 2023
Amount drawn down																							$ 119,434,000
Vessel capacity in TEU | Capacity																7,700
Amount drawn down																					$ 165,638,000
Line of Credit Facility, Remaining Borrowing Capacity																					$ 46,204,000
Debt instrument, description of variable rate basis																					Compounded SOFR
Debt instrument, basis spread on variable rate																					150.00%
Line of credit facility, maximum borrowing capacity																$ 165,638,000
Hellenic Bank Credit Facility $30,000 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																					Dec. 04, 2024
Amount drawn down								$ 30,000,000
Vessel capacity in DWT | Capacity																					57,573
Long-term debt, description																					to refinance the existing indebtedness of four of its vessels.
Amount drawn down																					$ 24,000,000
Prepayments of debt																					$ 3,750,000
Maturity date																					fourth quarter of 2029
Debt instrument, description of variable rate basis																					SOFR
Debt instrument, basis spread on variable rate																					175.00%
Vessel year built																					2009
Vessel type																					transhipper
Sales commitment																					$ 7,400,000
Hellenic Bank Credit Facility $30,000 [Member] | 2006-built Panamax [Member]
Debt Instrument [Line Items]
Vessel capacity in DWT | Capacity																					76,596
Vessel year built																					2006
Vessel type																					Panamax
Hellenic Bank Credit Facility $25,235 [Member]
Debt Instrument [Line Items]
Line of credit facility, initiation date																					May 09, 2022
Vessel capacity in TEU | Capacity																					2,741
Long-term debt, description																	to refinance the existing indebtedness of five of its vessels and for working capital purposes.
Amount drawn down																					$ 9,000,000
Prepayments of debt																			$ 3,700,000		$ 1,350,000
Maturity date																					second quarter of 2027
Debt instrument, description of variable rate basis																					SOFR
Debt instrument, basis spread on variable rate																					2.50%
Line of credit facility, maximum borrowing capacity																	$ 25,235,000
Vessel year built																					2007